Other Long Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Liabilities, Noncurrent [Abstract]
Schedule of other long term liabilities

	December 31,
	2021	2020
	U.S. Dollars (in thousands)

Liability for severance pay (A)	1,266	1,239
Deferred revenues related to non-standard warranty (B)	2,620	1,342
Lease liabilities in respect of ROU assets	1,914	679

	5,800	3,260